Statements of Consolidated Income (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Statements of Consolidated Income [Abstract]
IRS Settlement	$ 74,982
Per share impact IRS Settlement	$ 0.70